Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 shares	Dec. 31, 2016 CNY (¥) Segments shares	Dec. 31, 2016 USD ($) Segments shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2014 $ / shares	Dec. 17, 2014 $ / shares
Summary of Significant Accounting Policies (Textual)
Escrow deposit		¥ 28,246		¥ 12,398			$ 4,068
Receivable, past due balance, term		90 days	90 days
Amortization of acquired intangible assets		¥ 20,232	$ 2,914	11,571	¥ 16,826
Estimated amortization expense in 2017		33,850
Estimated amortization expense in 2018		18,667
Estimated amortization expense in 2019		2,502
Estimated amortization expense in 2020		658
Estimated amortization expense in 2021		88
Subscription receivables from employee companies		¥ 288,135		¥ 268,829			$ 41,500
Treasury shares, repurchased | shares				2,261,100
Repurchase of treasury stock, cash consideration				¥ 6,276
Share-based compensation expenses		¥ 4,937	$ 711	¥ 17,653	¥ 23,598
Cancellation of policies, adjustments		0.2	0.2	0.2	0.2	0.2
Sales taxes, amount		¥ 81,890		¥ 157,234	¥ 120,965
Total value-added taxes, paid		160,556		16,370	14,997
Cash and cash equivalents, foreign currency risk		¥ 253,725		1,115,296
Foreign currency exchange rate, description		Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.943.	Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.943.
Number of operating segments | Segments		3	3
Advertising costs		¥ 18,085		5,696	6,553
Marketing expense		299,885		19,503
Allowance for other receivables				¥ 2,606	¥ 2,128
Reversal allowance for other receivables		¥ 1,319
Employee Companies [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares					150,000,000	150,000,000
Average closing price, trading days					20 days	20 days
Loan bears interest rate, per annum					3.00%
Loan termination, term					2 years	2 years
Expiry of loan agreement, description					Upon the expiry of the loan agreement on December 17, 2016, the repayment of the loan was further extended to June 2018 and the loan is interest bearing at rate of 3.0% per annum.	Upon the expiry of the loan agreement on December 17, 2016, the repayment of the loan was further extended to June 2018 and the loan is interest bearing at rate of 3.0% per annum.
Share Purchase Agreement One [Member] | Employee Companies [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares	100,000,000	100,000,000	100,000,000		100,000,000	100,000,000
Shares issued, price per share | $ / shares								$ 0.27
Share Purchase Agreement Two [Member] | Employee Companies [Member]
Summary of Significant Accounting Policies (Textual)
Issuance of shares to employees | shares		50,000,000	50,000,000		50,000,000	50,000,000
Shares issued, price per share | $ / shares							$ 0.29	$ 0.29	$ 5.8